Acquisition - Summary of Estimated Fair Values of the Acquired Assets and Liabilities as of the Acquisition Date (Details) - PayNow Inc. - USD ($)	Sep. 15, 2023	May 01, 2023
Disclosure of detailed information about business combination [line items]
Cash paid	$ 1,517,730	$ 628,265
Cash and restricted cash		4,278,870
Other financial assets		5,961,325
Current assets, other than cash		135,227
Property, plant and equipment		40,034
Right-of-use assets		137,231
Intangible assets		208,211
Other non-current assets		54,073
Accounts payable		(52,948)
Lease liabilities current		(52,427)
Other current liabilities		(9,803,312)
Lease liabilities non-current		(87,220)
Other non-current liabilities, others		(31,298)
Noncontrolling interest		(446,786)
Total identifiable net assets acquired		340,980
Goodwill		$ 287,285